OTHER INTANGIBLE ASSETS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 79,397	₽ 75,128	₽ 74,596
Intangible assets other than goodwill at end of period	95,962	79,397	75,128
Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	168,286	153,313	151,462
Additions	32,754	26,577	31,582
Arising on business combinations	5,461	573	323
Effect on adoption of IFRS 15	19,197
Effect on assets impairment	(188)
Disposal of UMS			(5,578)
Disposal	(10,004)	(10,008)	(14,259)
Other	44	50	(127)
Foreign exchange differences	7,913	(2,219)	(10,090)
Intangible assets other than goodwill at end of period	223,463	168,286	153,313
Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(88,889)	(78,185)	(76,866)
Arising on business combinations	(1,785)
Effect on adoption of IFRS 15	(12,368)
Charge for the year	(29,488)	(21,733)	(23,319)
Effect on assets impairment	50	(148)
Disposal of UMS			2,656
Disposal	9,483	9,910	13,937
Other	(44)	(50)	1
Foreign exchange differences	(4,458)	1,317	5,406
Intangible assets other than goodwill at end of period	(127,499)	(88,889)	(78,185)
Licenses
Other intangible assets
Intangible assets other than goodwill at beginning of period	16,260	17,173	18,617
Intangible assets other than goodwill at end of period	₽ 23,514	16,260	17,173
Weighted-average period until next renewal of operating licenses	5 years
Licenses | Minimum
Other intangible assets
Useful life, years	1 year
Licenses | Maximum
Other intangible assets
Useful life, years	20 years
Licenses | Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 27,741	27,136	28,490
Additions	7,479	1,647	3,382
Arising on business combinations		260	323
Disposal	(223)	(93)	(2)
Other		(2)	44
Foreign exchange differences	4,630	(1,207)	(5,101)
Intangible assets other than goodwill at end of period	39,627	27,741	27,136
Licenses | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(11,481)	(9,963)	(9,873)
Charge for the year	(2,711)	(2,180)	(2,092)
Disposal	193	92	2
Other			(7)
Foreign exchange differences	(2,114)	570	2,007
Intangible assets other than goodwill at end of period	(16,113)	(11,481)	(9,963)
Right to use radio frequencies
Other intangible assets
Intangible assets other than goodwill at beginning of period	3,090	4,120	5,065
Intangible assets other than goodwill at end of period	₽ 2,062	3,090	4,120
Right to use radio frequencies | Minimum
Other intangible assets
Useful life, years	1 year
Right to use radio frequencies | Maximum
Other intangible assets
Useful life, years	15 years
Right to use radio frequencies | Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 7,851	8,949	9,326
Additions	19	13	245
Disposal	(1,223)	(1,112)	(582)
Other	1	1	(40)
Intangible assets other than goodwill at end of period	6,648	7,851	8,949
Right to use radio frequencies | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,761)	(4,829)	(4,261)
Charge for the year	(796)	(1,042)	(1,170)
Disposal	971	1,108	582
Other		2	20
Intangible assets other than goodwill at end of period	(4,586)	(4,761)	(4,829)
Billing and other software
Other intangible assets
Intangible assets other than goodwill at beginning of period	56,136	49,410	42,577
Intangible assets other than goodwill at end of period	₽ 57,779	56,136	49,410
Billing and other software | Minimum
Other intangible assets
Useful life, years	1 year
Billing and other software | Maximum
Other intangible assets
Useful life, years	25 years
Billing and other software | Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 119,976	104,542	93,134
Additions	20,884	24,686	27,658
Arising on business combinations	3,021	163
Effect on assets impairment	(168)
Disposal of UMS			(1,891)
Disposal	(8,215)	(8,429)	(10,509)
Other	89	(6)	(87)
Foreign exchange differences	2,977	(980)	(3,763)
Intangible assets other than goodwill at end of period	138,564	119,976	104,542
Billing and other software | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(63,840)	(55,132)	(50,557)
Arising on business combinations	(1,785)
Charge for the year	(20,941)	(17,614)	(18,002)
Effect on assets impairment	44	(148)
Disposal of UMS			494
Disposal	7,994	8,345	10,193
Other	(70)	(17)	43
Foreign exchange differences	(2,187)	726	2,697
Intangible assets other than goodwill at end of period	(80,785)	(63,840)	(55,132)
Customer base
Other intangible assets
Intangible assets other than goodwill at beginning of period	2,682	3,298	3,918
Intangible assets other than goodwill at end of period	₽ 3,532	2,682	3,298
Customer base | Minimum
Other intangible assets
Useful life, years	4 years
Customer base | Maximum
Other intangible assets
Useful life, years	31 years
Customer base | Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 7,323	7,373	7,537
Arising on business combinations	1,530
Disposal	(63)	(50)	(164)
Intangible assets other than goodwill at end of period	8,790	7,323	7,373
Customer base | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,641)	(4,075)	(3,619)
Charge for the year	(680)	(616)	(620)
Disposal	63	50	164
Intangible assets other than goodwill at end of period	(5,258)	(4,641)	(4,075)
Numbering capacity
Other intangible assets
Intangible assets other than goodwill at beginning of period	159	209	212
Intangible assets other than goodwill at end of period	₽ 114	159	209
Numbering capacity | Minimum
Other intangible assets
Useful life, years	2 years
Numbering capacity | Maximum
Other intangible assets
Useful life, years	15 years
Numbering capacity | Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,915	3,070	3,208
Additions	10	12	65
Arising on business combinations	1
Disposal	(82)	(158)	(160)
Other			(4)
Foreign exchange differences	22	(9)	(39)
Intangible assets other than goodwill at end of period	2,866	2,915	3,070
Numbering capacity | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,756)	(2,861)	(2,996)
Charge for the year	(57)	(57)	(46)
Disposal	82	158	160
Other		(4)	(13)
Foreign exchange differences	(21)	8	34
Intangible assets other than goodwill at end of period	(2,752)	(2,756)	(2,861)
Cost-to-obtain contracts
Other intangible assets
Intangible assets other than goodwill at end of period	₽ 7,017
Cost-to-obtain contracts | Minimum
Other intangible assets
Useful life, years	2 years
Cost-to-obtain contracts | Maximum
Other intangible assets
Useful life, years	5 years
Cost-to-obtain contracts | Gross amount
Other intangible assets
Additions	₽ 3,961
Effect on adoption of IFRS 15	19,197
Foreign exchange differences	202
Intangible assets other than goodwill at end of period	23,360
Cost-to-obtain contracts | Accumulated amortisation and impairment
Other intangible assets
Effect on adoption of IFRS 15	(12,368)
Charge for the year	(3,876)
Foreign exchange differences	(99)
Intangible assets other than goodwill at end of period	(16,343)
Other intangible assets
Other intangible assets
Intangible assets other than goodwill at beginning of period	1,070	918	4,207
Intangible assets other than goodwill at end of period	₽ 1,944	1,070	918
Other intangible assets | Minimum
Other intangible assets
Useful life, years	1 year
Other intangible assets | Maximum
Other intangible assets
Useful life, years	10 years
Other intangible assets | Gross amount
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,480	2,243	9,767
Additions	401	219	232
Arising on business combinations	909	150
Effect on assets impairment	(20)
Disposal of UMS			(3,687)
Disposal	(198)	(166)	(2,842)
Other	(46)	57	(40)
Foreign exchange differences	80	(23)	(1,187)
Intangible assets other than goodwill at end of period	3,606	2,480	2,243
Other intangible assets | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(1,410)	(1,325)	(5,560)
Charge for the year	(427)	(224)	(1,389)
Effect on assets impairment	6
Disposal of UMS			2,162
Disposal	180	157	2,836
Other	26	(31)	(42)
Foreign exchange differences	(37)	13	668
Intangible assets other than goodwill at end of period	₽ (1,662)	₽ (1,410)	₽ (1,325)